Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Warrant liabilities
Schedule of warrants issued but not exercised

	December 31, 2024	December 31, 2023
	Number	Number
Public Warrants	15,264,935	15,264,935
Convertible Notes Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Schedule of change in fair value of warrants

£ 000
January 1, 2023	4,961
Change in fair value recognized in profit or loss	(3,873)
Foreign exchange movements	(181)
December 31, 2023	907
Change in fair value recognized in profit or loss	(479)
Foreign exchange movements	6
December 31, 2024	434